UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3657

DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2007 (Unaudited)

DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 86.3%
California 78.6%
ABAG Finance Authority For Non Profit Corps., CA, Certificates of Participation, Stanford Health Services, ETM, 6.0%, 11/1/2007 (a)	605,000	610,772
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017 (a)	1,455,000	942,927
Series C, Zero Coupon, 9/1/2018 (a)	1,000,000	617,120
Series C, 6.0%, 9/1/2014 (a)	1,000,000	1,132,250
Series C, 6.0%, 9/1/2016 (a)	1,000,000	1,148,040
Series A, 6.0%, 9/1/2024 (a)	3,500,000	4,186,840

Benicia, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2017 (a)	1,735,000	1,129,589
Series A, Zero Coupon, 8/1/2018 (a)	1,510,000	936,306
Beverly Hills, CA, School District General Obligation, Unified School District:
Series A, 5.375%, 8/1/2019	1,000,000	1,074,410
Series A, 5.375%, 8/1/2021	1,230,000	1,321,525
Burbank, CA, School District General Obligation, Unified School District, Series B, Zero Coupon, 8/1/2014 (a)	3,000,000	2,250,750
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019 (a)	4,000,000	2,366,760
California, Center Unified School District, Series C, Zero Coupon, 9/1/2014 (a)	2,240,000	1,674,960
California, Educational Facilities Authority Revenue, University of Southern California, Series A, 4.75%, 10/1/2037	2,500,000	2,558,325
California, Electric Revenue, Department of Water Resources and Power Supply:
Series A, 5.375%, 5/1/2021	2,000,000	2,158,940
Series A, 5.375%, 5/1/2022	10,000,000	10,794,700
California, Higher Education Revenue, 5.25%, 11/1/2019 (a) (b)	3,500,000	3,727,395
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego, Zero Coupon, 10/1/2014 (a)	1,470,000	1,095,518
California, Hospital & Healthcare Revenue, Communities Development Authority, 6.5%, 8/1/2012	15,270,000	16,072,591
California, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Series A, Zero Coupon, 10/1/2012 (a)	4,900,000	3,994,039
California, Hospital & Healthcare Revenue, Statewide Community Development Authority, 6.0%, 6/1/2010 (a)	1,000,000	1,062,550
California, Housing Finance Agency Revenue, Home Mortgage, Series F, AMT, 3.89% *, 2/1/2033 (a)	500,000	500,000
California, Residential Efficiency Financing Authority Certificates of Participation, Capital Imports Progress, 5.5%, 4/1/2017 (a)	725,000	740,472
California, Resource Recovery Revenue, Tobacco Securitization Authority, Series A, 5.375%, 6/1/2041	5,000,000	5,292,550
California, Senior Care Revenue, Statewide Community Development Authority, ETM, 5.6%, 11/15/2013	4,750,000	5,034,335
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008	790,000	802,174
California, Single Family Housing Revenue, Mortgage Finance Authority, AMT, Series B, 7.3% *, 6/1/2031	35,000	36,002
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series A-1, 5.0%, 6/1/2033	10,000,000	9,898,100
Series B, 5.5%, 6/1/2043	9,950,000	10,813,759
Series B, 5.625%, 6/1/2038	13,655,000	14,931,060
Series A-1, 5.75%, 6/1/2047	1,665,000	1,763,685
Series 2003-A-1, 6.75%, 6/1/2039	16,750,000	19,286,787
California, State Agency General Obligation Lease, Public Works Board, Department of Corrections:
Series A, 7.4%, 9/1/2010 (a)	1,000,000	1,109,360
Series A-2, 7.4%, 9/1/2010	3,365,000	3,726,906
California, State Department of Water Resources, Power Supply Revenue, Series C-7, 3.74% *, 5/1/2022 (a)	700,000	700,000
California, State General Obligation:
5.0%, 2/1/2013	1,250,000	1,306,725
Series 2, 5.0%, 9/1/2030	10,000,000	10,390,700
5.125%, 4/1/2024	7,400,000	7,804,780
5.125%, 11/1/2024	1,000,000	1,051,810
5.25%, 12/1/2019	1,000,000	1,049,950
5.5%, 3/1/2016	9,000,000	9,485,010
Prerefunded, 5.875%, 10/1/2019	8,925,000	9,449,968
Prerefunded, Series 2006, 5.875%, 10/1/2019	785,000	831,715
Series 2006, 5.875%, 10/1/2019	290,000	307,258
6.5%, 9/1/2010	1,305,000	1,410,640

California, State Public Works Board Lease Revenue, University of California Projects, Series F, 5.0%, 11/1/2018	5,405,000	5,680,385
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2022	2,600,000	2,835,248
California, State University Revenue:
Series C, 5.0%, 11/1/2019 (a)	18,245,000	19,416,694
Series A, 5.0%, 11/1/2024 (a)	5,000,000	5,215,450
Series A, 5.25%, 11/1/2021 (a)	3,090,000	3,290,757
California, State University Revenue & Colleges, Series A, 5.0%, 11/1/2033 (a)	2,290,000	2,380,111
California, Statewide Communities Development Authority, Certificates of Participation, 6.0%, 8/15/2017 (a)	1,000,000	1,054,610
California, Statewide Communties Development Authority Revenue, Kiaser Permanente, Series B, 4.364% *, 4/1/2036	5,000,000	4,997,500
California, University of California Revenues, Series F, 5.0%, 5/15/2019 (a)	2,000,000	2,113,520
California, Water & Sewer Revenue, Series W, 5.5%, 12/1/2014 (a)	12,000,000	13,284,960
California, Water & Sewer Revenue, Department of Water Research Center Valley Project, Series X, 5.5%, 12/1/2017 (a)	5,500,000	6,204,715
California, Water & Sewer Revenue, Metropolitan Water District of Southern California:
Series A, 5.25%, 7/1/2014	5,210,000	5,537,761
Series A, 5.25%, 3/1/2017	7,300,000	7,749,388
Capistrano, CA, School District General Obligation, Unified School District, Improvement District No. 1, Series A, 6.25%, 8/1/2018 (a)	1,000,000	1,082,350
Carlsbad, CA, School District General Obligation, Unified School District, Zero Coupon, 11/1/2018 (a)	3,050,000	1,870,687
Castaic Lake, CA, Water & Sewer Revenue, Water System Improvement Project, Series A, 7.25%, 8/1/2007 (a)	1,000,000	1,005,720
Chino Basin, CA, Water & Sewer Revenue, Regional Financing Authority, 5.9%, 8/1/2011 (a)	1,290,000	1,393,664
Contra Costa County, CA, GNMA Mortgage Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	2,715,000	3,423,534
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015 (a)	9,240,000	10,112,718
Corona-Norco, CA, Sales & Tax Revenue, Unified School District Public Financing Authority, Series A, 5.75%, 9/1/2014 (a)	2,750,000	2,809,427
Dry Creek, CA, School District General Obligation, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2016 (a)	555,000	378,954
Series A, Zero Coupon, 8/1/2021 (a)	1,920,000	1,032,096
Series A, Zero Coupon, 5/1/2022 (a)	1,385,000	717,292
Encinitas, CA, State General Obligation, Unified School District, Zero Coupon, 8/1/2017 (a)	4,000,000	2,604,240
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015 (a)	3,165,000	2,289,403
Zero Coupon, 5/1/2016 (a)	3,335,000	2,301,550
ETM, Zero Coupon, 11/1/2017 (a)	5,500,000	3,553,385
Zero Coupon, 11/1/2018 (a)	4,605,000	2,824,431
Escondido, CA, Unified High School District, ETM, Zero Coupon, 11/1/2020 (a)	7,000,000	3,914,190
Foothill, CA:
ETM, Zero Coupon, 1/1/2018 (a)	10,000,000	6,381,200
ETM, Zero Coupon, 1/1/2020 (a)	10,000,000	5,797,200
Series A, Prerefunded, 7.15%, 1/1/2013	975,000	1,073,904
Foothill, CA, Eastern Corridor Agency, Series A, ETM, Zero Coupon, 1/1/2020	6,100,000	3,536,292
Foothill, CA, School District General Obligation, Zero Coupon, 8/1/2016 (a)	4,755,000	3,246,714
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Step-up Coupon, 0% to 7/15/2009, 5.8% to 1/15/2020 (a)	6,500,000	6,402,760
Step-up Coupon, 0% to 7/15/2009, 5.875% to 1/15/2026	5,000,000	4,664,650
Zero Coupon, 1/15/2017 (a)	5,975,000	3,709,937
Zero Coupon, 1/15/2018 (a)	6,250,000	3,652,750
Zero Coupon, 1/15/2025	10,000,000	3,681,800
Series A, Prerefunded, 6.0%, 1/1/2016	6,000,000	6,334,500
Series A, Prerefunded, 7.1%, 1/1/2011	6,000,000	6,601,920

Series A, Prerefunded, 7.15%, 1/1/2014	2,875,000	3,166,640
Fresno, CA, School District General Obligation, Unified School District:
Series C, 5.9%, 2/1/2017 (a)	1,760,000	2,018,808
Series A, 6.4%, 8/1/2016 (a)	2,000,000	2,306,760
Grossmont, CA, Union High School District, Election of 2004, 5.375%, 8/1/2017 (a)	2,840,000	3,072,340
Healdsburg, CA, School District General Obligation, Unified School District, Zero Coupon, 7/15/2014 (a)	400,000	300,636
Las Virgenes, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 11/1/2013 (a)	2,150,000	1,670,658
Series A, Zero Coupon, 11/1/2014 (a)	1,050,000	779,909
Series A, Zero Coupon, 11/1/2015 (a)	1,275,000	903,223
Zero Coupon, 11/1/2016 (a)	1,500,000	1,013,415
Long Beach, CA, Bond Finance Authority Revenue, Redevelopment Housing & Gas Utilities Financing, Series A-1, 5.0%, 8/1/2025 (a)	2,300,000	2,404,121
Long Beach, CA, Port Authority Revenue, AMT:
Series A, 5.75%, 5/15/2016	12,570,000	13,273,166
Series A, 6.0%, 5/15/2017 (a)	1,500,000	1,707,465
Series A, 6.0%, 5/15/2018 (a)	4,000,000	4,579,640
Los Angeles County, CA, Core City General Obligation Lease, Convention and Exhibition Center Authority, Series A, 6.125%, 8/15/2011 (a)	1,000,000	1,089,310
Los Angeles County, CA, General Obligation Lease, Disney Parking Project, Zero Coupon, 3/1/2008	2,780,000	2,697,239
Los Angeles County, CA, Sanitation Districts Financing Authority Revenue, Capital Project, Series A, 5.0%, 10/1/2021 (a)	11,900,000	12,508,328
Los Angeles, CA, Airport Revenue, AMT, Series B, 5.5%, 8/1/2016 (a)	6,500,000	6,878,105
Los Angeles, CA, Core City General Obligation Lease, General Services, State Building Authority, Series A, 5.6%, 5/1/2008	7,000,000	7,119,490
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021 (a)	2,000,000	2,391,080
Los Angeles, CA, State General Obligation:
5.5%, 7/1/2014 (a)	10,000,000	10,786,000
Series E, 5.5%, 7/1/2017 (a)	5,000,000	5,395,400
Los Angeles, CA, Transportation/Tolls Revenue, Series B, 5.25%, 7/1/2015 (a)	11,800,000	12,542,338
Los Angeles, CA, Unified School District, Prerefunded, Series A, 5.375%, 7/1/2018 (a)	1,030,000	1,117,045
Lucia Mar, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2016 (a)	1,000,000	682,800
Merced, CA, School District General Obligation, High School District:
Series A, Zero Coupon, 8/1/2014 (a)	2,045,000	1,534,261
Series A, Zero Coupon, 8/1/2015 (a)	2,090,000	1,496,064
Series A, Zero Coupon, 8/1/2016 (a)	2,140,000	1,461,192
Midpeninsula Regional Open Space District, CA, Other General Obligation Lease, Zero Coupon, 9/1/2020 (a)	1,190,000	668,494
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, AMT, Series A, 7.375%, 9/1/2027	3,670,000	3,794,963
Modesto, CA, General Obligation Lease, Community Project, Series A, 5.6%, 11/1/2014 (a)	1,370,000	1,488,724
Montebello, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2013 (a)	1,945,000	1,526,300
Moreno Valley, CA, Special Assessment Revenue, Towngate Community Facilities District, Special Tax:
6.5%, 12/1/2009	2,340,000	2,364,102
7.125%, 10/1/2023	2,810,000	2,832,564
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2016 (a)	2,500,000	1,700,925
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	256,834
Oakland, CA, Port Authority Revenue, AMT, 5.75%, 11/1/2014 (a)	2,500,000	2,619,000
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019 (a)	1,420,000	833,185
Pomona, CA, Unified School District, Series B, ETM, 6.25%, 8/1/2014 (a)	1,020,000	1,173,020
Redondo Beach, CA, Project Revenue, South Bay Center Redevelopment Project:
7.0%, 7/1/2016	1,000,000	1,021,790

7.125%, 7/1/2026	2,000,000	2,043,340
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017 (a)	1,635,000	1,064,483
Richmond, CA, Other General Obligation Lease, Joint Powers Finance Authority, 6.6%, 9/1/2016	1,000,000	1,021,770
Richmond, CA, Water & Sewer Revenue, Zero Coupon, 8/1/2020 (a)	2,495,000	1,406,681
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing Corp.:
Zero Coupon, 6/1/2015 (a)	1,750,000	1,255,538
Zero Coupon, 6/1/2016 (a)	2,395,000	1,638,300
Sacramento County, CA, Resource Recovery Revenue, Sanitation District Financing Authority, Series A, 6.0%, 12/1/2014	5,000,000	5,404,750
Sacramento County, CA, Sales & Special Tax Revenue, Community Facilities District No. 1:
5.5%, 12/1/2010	1,085,000	1,106,407
6.0%, 9/1/2011	850,000	869,661
6.125%, 9/1/2014	605,000	619,363
6.3%, 9/1/2021	1,500,000	1,534,575
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41, Series B, 4.158% *, 6/1/2039 (a)	10,000,000	9,985,000
Sacramento, CA, Electric Revenue, Municipal Utility District:
Series K, 5.75%, 7/1/2018 (a) (b)	5,170,000	5,935,935
Series G, 6.5%, 9/1/2013 (a)	1,270,000	1,406,208
Sacramento, CA, Other General Obligation Lease, City Financing Authority:
Series B, 5.0%, 11/1/2014	4,200,000	4,384,590
Series A, 5.4%, 11/1/2020 (a)	5,000,000	5,591,900
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	9,965,000	10,332,410
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016 (a)	2,685,000	1,812,348
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2013 (a)	1,000,000	1,117,290
Series A, 6.0%, 9/1/2014 (a)	2,195,000	2,482,325
Series A, 6.0%, 9/1/2015 (a)	1,000,000	1,143,220
Salinas, CA, Other General Obligation Lease, Capital Improvement Projects, Series A, 5.625%, 10/1/2017	2,000,000	2,052,140
Salinas, CA, School District General Obligation, Series A, 5.375%, 6/1/2022 (a) (b)	2,700,000	2,917,566
San Bernardino, CA, County General Obligation, Medical Center Financing Project:
5.5%, 8/1/2017 (a)	3,965,000	4,306,307
6.0%, 8/1/2009 (a)	3,000,000	3,080,160
San Bernardino, CA, Other Revenue Lease:
Series A, 5.25%, 11/1/2013 (a)	3,115,000	3,343,236
Series A, 5.25%, 11/1/2014 (a)	2,330,000	2,505,565
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2014 (a)	1,010,000	757,753
Zero Coupon, 8/1/2016 (a)	1,000,000	682,800
Zero Coupon, 8/1/2017 (a)	1,000,000	651,060
Zero Coupon, 8/1/2019 (a)	1,100,000	650,859
San Diego CA, School District General Obligation, 5.25%, 7/1/2018 (a)	1,600,000	1,729,024
San Diego, CA, School District General Obligation, Election of 1998:
Series B, 6.0%, 7/1/2019 (a)	3,350,000	3,939,365
Series B, 6.05%, 7/1/2018 (a)	770,000	902,710
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Revenue:
Prerefunded, 5.25%, 7/1/2016 (a)	845,000	892,709
5.25%, 7/1/2016 (a)	305,000	321,571
San Joaquin Hills, CA, Transportation Corridor Agency:
ETM, Zero Coupon, 1/1/2010	1,500,000	1,360,305
ETM, Zero Coupon, 1/1/2014	3,680,000	2,831,723
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency:

Series A, Zero Coupon, 1/15/2015 (a)	12,065,000	8,854,745
Series A, Zero Coupon, 1/15/2016 (a)	3,485,000	2,443,577
Series A, Zero Coupon, 1/15/2017 (a)	3,965,000	2,650,444
Series A, Zero Coupon, 1/15/2018 (a)	2,640,000	1,681,865
Series A, Zero Coupon, 1/15/2019 (a)	3,185,000	1,929,314
San Jose, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2015 (a)	2,570,000	1,842,613
Series A, Zero Coupon, 8/1/2017 (a)	1,350,000	881,564
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020 (a)	1,760,000	2,062,526
San Ysidro, CA, School District General Obligation, 6.125%, 8/1/2021 (a)	1,400,000	1,587,950
Santa Ana, CA, Other General Obligation, Police Administration and Holding Facility, Series A, 6.25%, 7/1/2024 (a)	2,000,000	2,456,300
Santa Barbara, CA, High School District, Election 2000, Series B, 5.0%, 8/1/2029 (a)	6,430,000	6,718,836
Santa Clara County, CA, Hospital & Healthcare Revenue, Financing Authority, VMC Replacement Project, Series A, 7.75%, 11/15/2008 (a)	3,250,000	3,435,087
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017 (a)	1,005,000	1,123,329
5.5%, 9/1/2018 (a)	1,060,000	1,191,080
5.6%, 9/1/2019 (a)	1,115,000	1,268,379
5.6%, 9/1/2020 (a)	1,180,000	1,348,421
5.65%, 9/1/2024 (a)	1,445,000	1,685,607
5.65%, 9/1/2025 (a)	1,520,000	1,782,854
5.65%, 9/1/2026 (a)	1,605,000	1,887,785
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority:
Series B, 7.25%, 8/1/2012 (a)	3,675,000	4,254,731
Series B, 7.25%, 8/1/2013 (a)	3,400,000	4,024,852
Santaluz, CA, Sales & Special Tax Revenue, Santaluz Community Facilities No. 2:
6.25%, 9/1/2021	1,995,000	2,001,803
6.375%, 9/1/2030	4,940,000	4,956,351
Southern California, Electric Revenue, Public Power Authority, Power Project, 6.75%, 7/1/2010	6,000,000	6,482,040
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,416,320
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	1,120,000	1,294,686
Series A, ETM, 5.75%, 7/1/2021	880,000	999,020
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022 (a)	3,600,000	1,843,992
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015 (a)	1,250,000	894,775
Ukiah, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2016 (a)	2,000,000	1,365,600
West Covina, CA, Sales & Special Tax Revenue, Fashion Plaza, 5.75%, 9/1/2009	865,000	887,153

		652,248,300
Puerto Rico 6.7%
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.25%, 7/1/2022	2,000,000	2,126,860
Puerto Rico, Electric Revenue, Electric Power Authority:
Series JJ, 5.375%, 7/1/2017 (a)	10,605,000	11,753,734
Series KK, 5.5%, 7/1/2016 (a)	10,000,000	11,144,800
Puerto Rico, Industrial Development Revenue, Industrial Tourist Educational, Medical & Environmental Central Facilities:
Series A, 5.625%, 7/1/2015 (a)	2,190,000	2,306,815
Series A, 5.625%, 7/1/2016 (a)	2,215,000	2,334,455
5.625%, 7/1/2017 (a)	2,345,000	2,471,466
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series A, ETM, 6.25%, 7/1/2013 (a)	1,000,000	1,129,890

Puerto Rico, Sales & Special Tax Revenue, Commonwealth Infrastructure Finance Authority, Series A, 5.5%, 10/1/2020	2,000,000	2,127,900
Puerto Rico, Sales & Special Tax Revenue, Highway & Transportation Authority:
Series Z, 6.0%, 7/1/2018 (a)	7,250,000	8,498,595
Series Z, 6.25%, 7/1/2014 (a)	1,000,000	1,143,850
Series A, 6.25%, 7/1/2016 (a)	750,000	878,992
Puerto Rico, State General Obligation:
5.5%, 7/1/2015 (a)	3,665,000	4,056,055
5.65%, 7/1/2015 (a)	1,000,000	1,104,100
6.5%, 7/1/2015 (a)	4,000,000	4,698,280

		55,775,792
Virgin Islands 1.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	7,500,000	8,173,125

Total Municipal Bonds and Notes (Cost $665,530,506)		716,197,217
Municipal Inverse Floating Rate Notes 24.3%
California 16.0%
Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2015 (a) (c)	3,400,000	3,788,824
Trust: Big Bear Lake, CA, Water & Sewer Revenue, RITES-PA 597A, Series B, 144A, 7.985%, 10/1/2010, Leverage Factor at purchase date: 2 to 1
Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2022 (a) (c)	13,500,000	15,934,387
Trust: Big Bear Lake, CA, Water & Sewer Revenue, RITES-PA 597B, Series A, 144A, 7.985%, 4/1/2015, Leverage Factor at purchase date: 2 to 1
California, State Department Water Resource, Power Supply Revenue, Series A, 5.375%, 5/1/2018 (a) (c)	15,000,000	16,192,125
Trust: California, State Department Water Supply Revenue, Series 309, 144A, 6.725%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
California, State Economic Recovery, Series A, 5.0%, 7/1/2015 (a) (c)	15,300,000	16,347,056
Trust: California, State Economic Recovery, RITES-PA 1262, 144A, 6.0%, 1/1/2012, Leverage Factor at purchase date: 2 to 1
Long Beach, CA, Harbor Revenue, Series A, 6.0%, 5/15/2016 (a) (c)	8,430,000	9,570,916
Trust: Long Beach, CA, Sales & Special Tax Revenue, RITES-PA 651A, 144A, AMT, 7.985%, 11/15/2012, Leverage Factor at purchase date: 2 to 1
Long Beach, CA, Harbor Revenue, Series A, 6.0%, 5/15/2019 (a) (c)	10,600,000	12,190,106
Trust: Long Beach, CA, Sales & Special Tax Revenue, RITES-PA 651B, 144A, AMT, 7.985%, 5/15/2015, Leverage Factor at purchase date: 2 to 1
Los Angeles, CA, Unified School District, Series A, 5.25%, 7/1/2013 (a) (c)	6,250,000	6,736,156
Trust: Los Angeles, CA, Higher Education Revenue, Unified School District, RITES-PA 117, 144A, 6.47%, 1/1/2011, Leverage Factor at purchase date: 2 to 1
Los Angeles, CA, Unified School District, Series A, 6.0%, 7/1/2015 (a) (c)	6,340,000	6,989,787
Trust: Los Angeles, CA, School District General Obligation Lease, Unified School District, RITES-PA 589A, 144A, 7.985%, 7/1/2009, Leverage Factor at purchase date: 2 to 1
Los Angeles, CA, Unified School District, Series A, 6.0%, 7/1/2012 (a) (c)	2,970,000	3,320,950
Trust: Los Angeles, CA, School District General Obligation Lease, Unified School District, RITES-PA 589B, 144A, 7.985%, 7/1/2010, Leverage Factor at purchase date: 2 to 1
Los Angeles, CA, Unified School District, Series A, 6.0%, 7/1/2013 (a) (c)	5,820,000	6,591,034
Trust: Los Angeles, CA, School District General Obligation Lease, Unified School District, RITES-PA 589C, 144A, 7.985%, 7/1/2011, Leverage Factor at purchase date: 2 to 1
Los Angeles, CA, Unified School District, Series A, 6.0%, 7/1/2014 (a) (c)	7,120,000	8,155,818
Trust: Los Angeles, CA, School District General Obligation Lease, Unified School District, RITES-PA 589D, 144A, 7.985%, 1/1/2012, Leverage Factor at purchase date: 2 to 1

San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 5.75%, 5/1/2012 (a) (c)	2,570,000	2,712,339
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662B, 144A, 7.465%, 5/1/2012, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 25, 5.75%, 5/1/2012 (a) (c)	2,890,000	3,050,063
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662H, 144A, 7.465%, 5/1/2012, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 5.75%, 5/1/2013 (a) ( c)	2,730,000	2,879,645
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662C, 144A, 7.465%, 5/1/2013, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 25, 5.75%, 5/1/2013 (a) (c)	3,070,000	3,238,282
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662I, 144A, 7.465%, 5/1/2013, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 5.75%, 5/1/2014 (a) (c)	2,890,000	3,048,415
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662D, 144A, 7.465%, 5/1/2014, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 5.75%, 5/1/2015 (a) (c)	3,060,000	3,231,023
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662E, 144A, 7.465%, 5/1/2015, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 5.875%, 5/1/2016 (a) (c)	3,250,000	3,442,725
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662F, 144A, 7.715%, 5/1/2016, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 24A, 6.0%, 5/1/2011 (a) (c)	2,160,000	2,298,391
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662A, 144A, 7.965%, 5/1/2011, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, Series 25, 6.0%, 5/1/2011 (a) (c)	2,730,000	2,904,911
Trust: San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT, RITES-PA 662G, 144A, 7.965%, 5/1/2011, Leverage Factor at purchase date: 2 to 1

		132,622,953
Puerto Rico 8.3%
Puerto Rico, Electric Power Authority, Power Revenue, Series EE, 5.0%, 7/1/2015 (a) (c)	25,000,000	27,667,375
Trust: Puerto Rico, Electric Revenue, Electric Power Authority, RITES-PA 1044, 144A, 10.009%, 7/1/2012, Leverage Factor at purchase date: 4 to 1
Puerto Rico, Commonwealth, 6.0%, 7/1/2014 (a) (c)	10,000,000	11,285,150
Trust: Puerto Rico, Sales & Special Tax Revenue, RITES-PA 620B, 144A, 8.015%, 7/1/2011, Leverage Factor at purchase date: 2 to 1
Puerto Rico, Commonwealth, Series A, 5.5%, 7/1/2020 (a) (c)	13,250,000	15,048,621
Trust: Puerto Rico, Sales & Special Tax Revenue, Municipal Finance Agency, RITES- PA 944B, 144A, 7.03%, 7/1/2016, Leverage Factor at purchase date: 2 to 1
Puerto Rico, Municipal Finance Agency, Series A, 5.75%, 8/1/2013 (a) (c)	4,790,000	5,040,206
Trust: Puerto Rico, Municipal Finance Agency, RITES- PA 645B, 144A, 7.535%, 8/1/2013, Leverage Factor at purchase date: 2 to 1

Puerto Rico, Municipal Finance Agency, Series A, 5.875%, 8/1/2014 (a) (c)			5,000,000	5,274,075
	Trust: Puerto Rico, Municipal Finance Agency, RITES- PA 645C, 144A, 7.785%, 8/1/2014, Leverage Factor at purchase date: 2 to 1
Puerto Rico, Municipal Finance Agency, Series A, 6%, 8/1/2015 (a) (c)			4,450,000	4,705,408
	Trust: Puerto Rico, Municipal Finance Agency, RITES- PA 645D, 144A, 8.035%, 8/1/2015, Leverage Factor at purchase date: 2 to 1

				69,020,835

Total Municipal Inverse Floating Rate Notes (Cost $189,351,336)				201,643,788
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 854,881,842)			110.6	917,841,005
Other Assets and Liabilities, Net			(10.6)	(87,557,506)

Net Assets			100.0	830,283,499

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2007.

(a)	Bond is insured by one of these companies.
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Financial Group	6.4
	Financial Guaranty Insurance Company	12.3
	Financial Security Assurance, Inc.	17.5
	MBIA Corporation	27.9
	Radian Asset Assurance, Inc.	1.3
	XL Capital Assurance, Inc.	1.3
(b)	All or a portion of this security is held as collateral for open interest rate swaps.
(c)	Security forms part of the below tender option bond trust. Principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GNMA: Government National Mortgage Association

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security
At May 31, 2007, open interest rate swaps were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation ($)

11/3/2007 11/1/2022	35,900,000[1]	Fixed — 3.846%	Floating — BMA	530,474
7/26/2007 1/24/2025	33,500,000[2]	Fixed — 3.956%	Floating — BMA	250,164
Total unrealized appreciation on open interest rate swaps				780,638

Counterparties:

1	Lehman Brothers, Inc.
2	Citigroup Global Markets, Inc.
BMA: Represents the Bond Market Association

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 20, 2007